Annual Operating Expenses {- Franklin Mutual Shares VIP Fund} - FTVIP Class 1-59 - Franklin Mutual Shares VIP Fund - Class 1	Oct. 01, 2020
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.01%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	0.71%